Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acord Insurance Agency Ltd. ("Acord") [Member]
Balances and Transactions With Related Parties (Textual)
Annual Premium		$ 248
Priority Software Ltd. ("Priority") [Member]
Balances and Transactions With Related Parties (Textual)
Maintenance fees		$ 30	$ 32	$ 8
Cost of licenses	$ 58
Related party transaction, description	In October 2017, the Company amended its contract with Priority, increasing it from 55 general licenses to 250 named licenses including web.